Other financial assets - Schedule of Movement in the Allowance For Expected Lifetime Credit Losses (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Utilisation, Allowance account for credit losses of financial assets	$ 17	$ 8
Acquired Asset [Member]
Disclosure of financial assets [line items]
Utilisation, Allowance account for credit losses of financial assets		4
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed		$ 0